Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of equity accounted investments
	2023				2022
	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Carrying amount - beginning of the year	50	7,065	4,977	12,092	44	2,057	3,786	5,887
Additions and subscriptions	3	1,024	186	1,213	21	900	686	1,607
Divestments and reimbursements					(2)	(1)	(477)	(480)
Share of profit of equity-accounted investments	4	818	800	1,622	5	474	1,684	2,163
Share of loss of equity-accounted investments	(3)	(149)	(129)	(281)	(6)	(197)	(82)	(285)
Deduction for dividends	(1)	(939)	(1,060)	(2,000)	(3)	(483)	(708)	(1,194)
Changes in the scope of consolidation	3	13	(227)	(211)	5	(710)	(1,122)	(1,827)
Currency translation differences	(2)	(244)	(166)	(412)	2	(231)	230	1
Other changes	(1)	662	(54)	607	(16)	5,256	980	6,220
Carrying amount - end of the year	53	8,250	4,327	12,630	50	7,065	4,977	12,092

Schedule of net carrying amount of equity-accounted investments
	December 31, 2023		December 31, 2022
(€ million)	Net carrying amount	% of the investment	Net carrying amount	% of the investment
Investments in unconsolidated entities controlled by Eni
Other	53		50
	53		50
Joint ventures
Azule Energy Holdings Ltd	4,750	50.00	5,073	50.00
St. Bernard Renewables Llc	829	50.00
Saipem SpA	722	31.20	645	31.20
SeaCorridor Srl	530	50.10
Cardón IV SA	443	50.00	433	50.00
Mozambique Rovuma Venture SpA	343	35.71	308	35.71
Vårgrønn AS	336	65.00	370	65.00
GreenIT SpA	92	51.00	74	51.00
Lotte Versalis Elastomers Co Ltd	43	50.00	41	50.00
Hergo Renewables SpA	32	65.00	33	65.00
LabAnalysis Environmental Scienze Srl	25	30.00
Società Oleodotti Meridionali - SOM SpA	21	70.00	29	70.00
Other	84		59
	8,250		7,065
Associates
Abu Dhabi Oil Refining Company (Takreer)	2,434	20.00	2,497	20.00
Vår Energi ASA	447	63.04	763	63.08
QatarEnergy LNG NFE (5)	439	25.00	302	25.00
Coral FLNG SA	239	25.00	330	25.00
ADNOC Global Trading Ltd	145	20.00	158	20.00
United Gas Derivatives Co	81	33.33	72	33.33
Novis Renewables Holdings Llc	70	49.00	74	49.00
Bluebell Solar Class A Holdings II Llc	70	99.00	73	99.00
Novamont SpA			255	35.00
Altre	402		453
	4,327		4,977
	12,630		12,092

Schedule of market value of investments listed in regulated stock markets
	Saipem SpA	Vår Energi ASA
Number of shares held	662,476,192	1,573,713,749
% of the investment	31.20	63.04
Share price (€)	1.47000	2.86287
Market value (€ million)	915	4,505
Book value (€ million)	722	447

Schedule of additional information about other investments
(€ million)	2023	2022
Carrying amount - beginning of the year	1,202	1,294
Additions and subscriptions	102	68
Change in the fair value with effect to OCI	45	56
Currency translation differences	(28)	42
Other changes	(65)	(258)
Carrying amount - end of the year	1,256	1,202